Statement of Profit or Loss and Other Comprehensive Income - USD ($)	2 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue
Other income
Other operating expenses		(6,303)	(4,303)			(18,503)
Profit / (Loss) before taxation		(6,303)	(4,303)			(18,503)
Taxation
Profit / (Loss) for the year		$ (6,303)	$ (4,303)			$ (18,503)
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Revenue							$ 2,403,552	$ 3,594,828
Cost of sales							(1,804,622)	(1,617,701)
Gross profit							598,930	1,977,127
Other income							49,977	4,594
Distribution expenses							(160,855)	(223,715)
Administrative expenditure							(1,929,680)	(1,344,398)
Other operating expenses							(917,524)	(950,695)
Share result of associates							3,421	1,635
Operating profit / (loss)							(2,355,731)	(535,452)
Finance cost							(42,844)	(46,608)
Profit / (Loss) before taxation							(2,398,575)	(582,060)
Taxation							7,414	(147,802)
Profit / (Loss) for the year							(2,391,161)	(729,862)
Other comprehensive loss, net of income tax
Other comprehensive income							(121,298)	(124,413)
Total comprehensive profit / (loss)							(2,512,459)	(854,275)
Loss for the financial period attributable to:
Owners of the Company							(2,304,026)	(729,159)
Non-controlling interests							(87,135)	(703)
Total comprehensive loss for the financial period attributable to:
Owners of the Company							(2,425,324)	(853,572)
Non-controlling interests							$ (87,135)	$ (703)
Earnings/ (Loss) per share (cents)							$ (0.05)	$ (0.02)
Dilutive earnings/(loss) per share (cents)							$ (0.05)	$ (0.02)
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Revenue				$ 1,829,681	$ 1,280,229
Cost of sales				(905,382)	(745,752)
Gross profit				924,299	534,477
Other income				20,468	(171)
Distribution expenses				(174,794)	(67,277)
Administrative expenditure				(1,486,992)	(927,747)
Other operating expenses	(6,441)			(507,856)	(379,590)
Share result of associates				33,456	(3,068)
Operating profit / (loss)				(1,191,419)	(843,376)
Finance cost				(17,141)	(12,885)
Profit / (Loss) before taxation	(6,441)			(1,208,560)	(856,261)
Taxation				(53,471)
Profit / (Loss) for the year	$ (6,441)			(1,262,031)	(856,261)
Other comprehensive loss, net of income tax
Other comprehensive income				138,348	(145,323)
Total comprehensive profit / (loss)				(1,123,683)	(1,001,584)
Loss for the financial period attributable to:
Owners of the Company				(1,170,942)	(853,405)
Non-controlling interests				(91,089)	(2,856)
Total comprehensive loss for the financial period attributable to:
Owners of the Company				(1,032,594)	(998,728)
Non-controlling interests				$ (91,089)	$ (2,856)
Earnings/ (Loss) per share (cents)				$ (0.02)	$ (0.018)
Dilutive earnings/(loss) per share (cents)				$ (0.02)	$ (0.018)
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Revenue
Cost of sales
Gross profit
Other income
Administrative expenditure							(564,264)	(540,004)
Investment revenue							1,064,093
Operating profit / (loss)							499,829	(540,004)
Finance cost							(44,394)	(12,000)
Profit / (Loss) before taxation							455,435	(552,004)
Taxation
Profit / (Loss) for the year							455,435	(552,004)
Other comprehensive loss, net of income tax
Other comprehensive income
Total comprehensive profit / (loss)							$ 455,435	$ (552,004)
Total comprehensive loss for the financial period attributable to:
Earnings/ (Loss) per share (cents)							$ 0.51	$ (0.55)
Dilutive earnings/(loss) per share (cents)							$ 0.51	$ (0.55)